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AMERICAN EXPRESS
Financial Direct

Strategist Growth and Income Fund, Inc.

1997 Annual Report

Strategist Balanced Fund

Strategist Equity Fund

Strategist Equity Income Fund

Strategist Total Return Fund
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Table of contents


From the portfolio managers                                                1
The Fund's long-term performance                                           9
Independent auditors' report                                              13
Financial statements (Strategist Growth and Income Fund, Inc.)            14
Notes to financial statements (Strategist Growth and Income Fund, Inc.)   22
Federal income tax information                                            29
Independent auditors' report (Balanced Portfolio)                         31
Financial statements (Balanced Portfolio)                                 32
Notes to financial statements (Balanced Portfolio)                        35
Investments in securities (Balanced Portfolio)                            40
Independent auditors' report (Equity Portfolio)                           58
Financial statements (Equity Portfolio)                                   59
Notes to financial statements (Equity Portfolio)                          62
Investments in securities (Equity Portfolio)                              67
Independent auditors' report (Equity Income Portfolio)                    79
Financial statements (Equity Income Portfolio)                            80
Notes to financial statements (Equity Income Portfolio)                   83
Investments in securities (Equity Income Portfolio)                       87
Independent auditors' report (Total Return Portfolio)                     98
Financial statements (Total Return Portfolio)                             99
Notes to financial statements (Total Return Portfolio)                   102
Investments in securities (Total Return Portfolio)                       108
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From the portfolio managers

(picture of) Thomas W. Medcalf
Portfolio manager

(picture of) Thomas W. Medcalf
Portfolio manager

Strategist Balanced Fund
Stocks and bonds enjoyed a largely favorable environment during much of the past 12 months, leading to a productive period for Strategist Balanced Fund. The Fund's fiscal year, October 1996 through September 1997 realized a total return of 27.4%.


The factors that have propelled the stock market in recent years -- low inflation, generally low long-term interest rates, solid economic growth and healthy corporate profits -- remained in place as the period began last fall. Stocks responded with a powerful rally that, aside from moderate dips last spring and again in August, continued throughout the 12 months.


Like stocks, bonds enjoyed a substantial run-up in the fall of 1996. But by late winter hints of a strengthening economy soon began fueling inflation fears, which in turn drove long-term interest rates up and bond prices down. The bond market was subsequently reassured by tame inflation reports over the spring and summer, allowing long-term rates to come back down and bonds to recover much of their lost ground.


Banks, insurance top performers


Consistent with their history, value stocks were less volatile than the broad stock market. Stocks of banks and insurance companies, a substantial exposure for the portfolio for some time, led the way during the 12 months. They were complemented by certain consumer stocks, including the drug, health care and food/beverage sectors, which also gave the portfolio overall positive results.


As for changes to the stock side of the portfolio, we gradually moved more money into "defensive" issues such as utility stocks and real estate investment trusts to cushion the Fund's net asset value in the event of a stock market downturn. In addition, we allowed the cash position in the portfolio to rise to about 14% by period-end. This strategy paid off well during stocks' decline last August, when the portfolio held up much better than the market as a whole.


We also employed a conservative strategy with the bond portion of the portfolio. This included shifting some money out of U.S. Treasury bonds, which are penalized most by rising interest rates, and keeping a neutral duration among the bond holdings, also to lessen the negative effect of an increase in interest rates.


Given the stock market's run-up in 1997, it's become increasingly difficult to find stocks that offer good investment value. Therefore, as of this writing (mid-October), we continue to hold an above-average cash level and maintain a conservative structure in the bond holdings.


Thomas W. Medcalf


Edward Labenski

Strategist Growth and Income Fund, Inc.
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From the portfolio manager

(picture of) Richard H. Warden
Portfolio manager


Strategist Equity Fund
A soaring stock market helped propel Strategist Equity Fund to a highly rewarding fiscal year, which ran from October 1996 through September 1997. For investors, the total return was 28.3%.


For most of the 12 months, stocks enjoyed a virtually ideal environment, highlighted by low inflation, healthy corporate earnings, solid economic growth and generally low long-term interest rates. In fact, the market experienced only two setbacks worth noting -- one last spring and another this past August, both caused by a temporary run-up in interest rates.


The strength of the market was largely confined to big, blue-chip companies with robust earnings -- a condition that fits relatively well with this portfolio's investment focus. More specifically, the portfolio's holdings in the financial services (especially banks and insurance stocks), health care and technology/telecommunications were the biggest contributors to its success, while investments in aerospace and chemicals were comparatively weak. Interestingly, as strong as the U.S. market was, the Fund's investments in foreign stocks (up to 20% of portfolio assets at times) actually outperformed the domestic holdings.


As for changes to the investment mix, as the period progressed, I shifted more assets into relatively defensive stocks such as those in the food/beverage and household-product sectors, as well as utilities, which provided above-average yields. In addition, I cut back on investments in technology-related stocks, many of which had been strong performers but also had reached what I believed were vulnerable price levels. This conservative strategy worked well during the stock market's weak periods, which, as it turned out, were few.


While I don't see any immediate obstacles for the stock market at this point (mid-October), I won't be surprised if stocks undergo a correction, or moderate downturn, before too long. Should that happen, I would view it as a healthy development for the market, allowing it to gather itself for another sustained advance. Given that outlook, I continue to emphasize common stocks of blue-chip companies in comparatively stable economic sectors, augmented by high-yielding, convertible preferred stocks and convertible bonds.


Richard H. Warden

Strategist Growth and Income Fund, Inc.

From the portfolio manager

(picture of) Keith Tufte
Portfolio manager

Strategist Equity Income Fund
Strategist Equity Income Fund generated a substantial return during the past fiscal year, as it participated in the stock market's advances while holding up well during its declines. For the 12 months -- October 1996 through September 1997 -- the Fund recorded a total return of 29.4%.


Stocks began to gather forward momentum last fall, as low inflation, decent economic growth, strong corporate earnings and low interest rates provided plenty of support. By the time the period started in October, the market was in the middle of a robust rally that, apart from moderate downturns last spring and this past August, continued throughout the fiscal year.


Less volatile than the market


Consistent with its relatively conservative nature, the portfolio followed suit with the advances of the broad market (as measured by the Standard & Poor's
500), but to a lesser degree. On the other hand, when the market stumbled, the portfolio's above-average yield allowed it to hold its ground better than the market.


The bulk of the portfolio's best-performing stocks came from the banking, insurance and food sectors, with health care also making a solid contribution. Among the laggards were investments in real estate investment trusts, energy and utility stocks. The utility stocks, which included electric and telephone providers, did provide the Fund with a healthy yield, however.


Defensive measures


As the period progressed, I grew more cautious on the stock market, and I took some measures to cushion the Fund against a possible downturn. These included beefing up the bond portion of the portfolio late in 1996 and culling out some stocks that had reached unacceptably high valuation levels. This past summer, I sold most of the bonds and built up the level of cash reserves. While the increased cash helped cushion the portfolio during the August decline, it did temper performance in the previous two months, when the market advanced sharply.


As of this writing in mid-October, my outlook for the stock market remains on the cautious side. While fundamentals such as good economic growth and low inflation continue to work in the market's favor, I think the potential for higher stock prices has diminished. Therefore, I am staying with a conservative investment strategy, which continues to include higher-than-usual cash reserves.


Keith Tufte

Strategist Growth and Income Fund, Inc.
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From the portfolio manager

(picture of) Steven Merrell
Portfolio team member

Strategist Total Return Fund
A largely positive period for the U.S. stock and bond markets, as well as selected foreign stock markets, led to a productive fiscal year for Strategist Total Return Fund. For the 12 months -- October 1996 through September 1997 -- the Fund's gain was 21.4%.


For most of the year, the U.S. stock market enjoyed an environment characterized by a low inflation rate, generally low long-term interest rates, solid economic growth and robust corporate profits. With those fundamentals providing support, the market staged an impressive rally that was interrupted by just two moderate downturns -- one last spring and another last August, both spawned by a run-up in long-term interest rates.


The U.S. bond market, on the other hand, was considerably more volatile, as periodic concerns about greater economic growth causing a spike in inflation kept it off balance much of the time. Still, on the whole, bonds did manage to gain some ground over the 12 months.


A more conservative tack


We continued to keep the portfolio well-diversified during the period, but we did make some shifts during the winter based on our belief that financial assets, especially U.S. stocks, had become more vulnerable to a downturn. Those moves included reducing the U.S. stock exposure and putting the extra money created by the reductions into cash reserves. That resulted in a mix of approximately 40% U.S. stocks, 20% foreign stocks, 25% cash equivalents, 12% U.S. bonds and 3% foreign bonds, which we maintained through the end of the fiscal year.


In addition, to avoid the negative effect of a potential interest-rate rise in the U.S., we shortened the duration of our U.S. bond holdings and focused our investments in emerging foreign markets on securities that are unaffected by rate changes in the U.S. Finally, last spring we increased our stock holdings in emerging markets such as Russia, Mexico and Argentina, a shift that paid off well for the Fund as those markets rallied sharply.


Little has changed in the investment environment as we begin a new fiscal year; at this point (mid-October), the fundamentals remain largely favorable. While that's encouraging, we continue to think a relatively conservative approach is the prudent one. Should the financial markets, especially the U.S. stock market, manage another strong advance in the months ahead, the portfolio remains structured to participate, but to a lesser degree than the broad market. If, however, stocks and bonds should encounter trouble, we expect the Fund to fare comparatively well.


Steven Merrell

Strategist Growth and Income Fund, Inc.

The Funds' long-term performance


How your $10,000 has grown in Strategist Balanced Fund

$20,000

                                                                                   S&P 500
                                                                                   Stock Index


                                                                                                    $13,053
                                                                                                    Strategist Balanced
                                                                                                    Fund


                                                        Lipper Balanced
                                                          Fund Index
$10,000



5/96  6/96  7/9  8/96  9/96  10/96  11/9  12/96  1/97  2/97  3/97  4/97  5/97  6/97  7/97  8/97  9/97

Average annual total return
(as of Sept. 30, 1997)

1 year     5 years    10 years
+27.43%    +14.03%    +11.62%

Assumes:
 -Holding period from 5/31/96 to 9/30/97.
 -Returns do not reflect taxes payable on distributions.
 -Reinvestment of all income and capital gain distributions for the Fund, with a value of $669. Also see "Performance" in the Fund's current prospectus.


On the graph above you can see how the Fund's total return compared to two widely cited performance indexes, the Standard & Poor's 500 Stock Index (S&P
500) and the Lipper Balanced Fund Index. Your investment and return values fluctuate so that your shares, when redeemed, may be worth more or less than the original cost. This was a period of widely fluctuating security prices. Past performance is no guarantee of future results.


On May 13, 1996, IDS Mutual Fund (the predecessor fund) converted to a master/feeder structure and transferred all of its assets to Balanced Portfolio. The performance information in the total return table, other than the 1 year average annual total return, represents performance of the predecessor fund prior to March 20, 1995 and of Class A shares of the predecessor fund from March 20, 1995 through May 13, 1996, adjusted to reflect the absence of sales charges on shares of the Fund. The historical performance has not been adjusted for any difference between the estimated aggregate fees and expenses of the Fund and historical fees and expenses of the predecessor fund.


S&P 500, an unmanaged list of common stocks, is frequently used as a general measure of market performance. However, the S&P 500 companies are generally larger than those in which the Portfolio invests.


Lipper Balanced Fund Index, an unmanaged index published by Lipper Analytical Services, Inc., includes 30 funds that are generally similar to the Fund, although some funds in the index may have somewhat different investment policies or objectives.

Strategist Growth Fund, Inc.

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


How your $10,000 has grown in Strategist Equity Fund

$20,000

                                                                                   S&P 500
                                                                                   Stock Index

                                                                                      Lipper Growth and Income
                                                                                      Fund Index

                                                                                              $13,521
                                                                                              Strategist Equity
$10,000                                                                                       Fund



5/96  6/96  7/9  8/96  9/96  10/96  11/9  12/96  1/97  2/97  3/97  4/97  5/97  6/97  7/97  8/97  9/97

Average annual total return
(as of Sept. 30, 1997)

1 year     5 years    10 years
+28.28%    +17.23%    +13.19%


Assumes:
 -Holding  period from 5/31/96 to 9/30/97.
 -Returns do not reflect taxes payable on distributions.
 -Reinvestment of all income and capital gain distributions for the Fund, with a value of $341. Also see "Performance" in the Fund's current prospectus.


On the graph above you can see how the Fund's total return compared to two widely cited performance indexes, the Standard & Poor's 500 Stock Index (S&P
500) and the Lipper Growth & Income Fund Index. Your investment and return values fluctuate so that your shares, when redeemed, may be worth more or less than the original cost. This was a period of widely fluctuating security prices. Past performance is no guarantee of future results.


On May 13, 1996, IDS Stock Fund (the predecessor fund) converted to a master/feeder structure and transferred all of its assets to Equity Portfolio. The performance information in the total return table, other than the 1 year average annual total return, represents performance of the predecessor fund prior to March 20, 1995 and of Class A shares of the predecessor fund from March 20, 1995 through May 13, 1996, adjusted to reflect the absence of sales charges on shares of the Fund. The historical performance has not been adjusted for any difference between the estimated aggregate fees and expenses of the Fund and historical fees and expenses of the predecessor fund.


S&P 500, an unmanaged list of common stocks, is frequently used as a general measure of market performance. However, the S&P 500 companies are generally larger than those in which the Portfolio invests.


Lipper Growth & Income Fund Index, an unmanaged index published by Lipper Analytical Services, Inc., includes 30 funds that are generally similar to the Fund, although some funds in the index may have somewhat different investment policies or objectives.


How your $10,000 has grown in Strategist Equity Income Fund

$20,000

                                                                       S&P 500
                                                                      Stock Index



                                                                                      Lipper Equity Income
                                                                                      Fund Index
                                                                                                    $13,453
                                                                                                    Strategist Equity
                                                                                                    Income Fund

$10,000



5/96  6/96  7/9  8/96  9/96  10/96  11/9  12/96  1/97  2/97  3/97  4/97  5/97  6/97  7/97  8/97  9/97

Average annual total return
(as of Sept. 30, 1997)

1 year     5 years    Since inception*
+29.44%    +17.45%    +18.43%

*Inception date was Oct. 15, 1990

Assumes:
 -Holding period from 5/31/96 to 9/30/97.
 -Returns do not reflect taxes payable on distributions.
 -Reinvestment of all income and capital gain distributions for the Fund, with a value of $626. Also see "Performance" in the Fund's current prospectus.


On the graph above you can see how the Fund's total return compared to two widely cited performance indexes, the Standard & Poor's 500 Stock Index (S&P
500) and the Lipper Equity Income Fund Index. Your investment and return values fluctuate so that your shares, when redeemed, may be worth more or less than the original cost. This was a period of widely fluctuating security prices. Past performance is no guarantee of future results.


On May 13, 1996, IDS Diversified Equity Income Fund (the predecessor fund) converted to a master/feeder structure and transferred all of its assets to Equity Income Portfolio. The performance information in the total return table, other than the 1 year average annual total return, represents performance of the predecessor fund prior to March 20, 1995 and of Class A shares of the predecessor fund from March 20, 1995 through May 13, 1996, adjusted to reflect the absence of sales charges on shares of the Fund. The historical performance has not been adjusted for any difference between the estimated aggregate fees and expenses of the Fund and historical fees and expenses of the predecessor fund.


S&P 500, an unmanaged list of common stocks, is frequently used as a general measure of market performance. However, the S&P 500 companies are generally larger than those in which the Portfolio invests.


Lipper Equity Income Fund Index, an unmanaged index published by Lipper Analytical Services, Inc., includes 30 funds that are generally similar to the Fund, although some funds in the index may have somewhat different investment policies or objectives.

Strategist Growth Fund, Inc.

How your $10,000 has grown in Strategist Total Return Fund

$20,000

                                                                                      S&P 500
                                                                                      Stock Index



                                                                                Lipper Flexible
                                                                                Portfolio Fund Index


                                                                                                 $12,396
                                                                                                 Strategist Total
$10,000                                                                                          Return Fund



5/96  6/96  7/9  8/96  9/96  10/96  11/9  12/96  1/97  2/97  3/97  4/97  5/97  6/97  7/97  8/97  9/97

Average annual total return
(as of Sept. 30, 1997)

1 year     5 years    10 years
+21.35%    +12.66%    +11.86%

Assumes:
 -Holding period from 5/31/96 to 9/30/97.
 -Returns do not reflect taxes payable on distributions.
 -Reinvestment of all income and capital gain distributions for the Fund, with a value of $298. Also see "Performance" in the Fund's current prospectus.


On the graph above you can see how the Fund's total return compared to two widely cited performance indexes, the Standard & Poor's 500 Stock Index (S&P
500) and the Lipper Flexible Portfolio Fund Index. Your investment and return values fluctuate so that your shares, when redeemed, may be worth more or less than the original cost. This was a period of widely fluctuating security prices. Past performance is no guarantee of future results.


On May 13, 1996, IDS Managed Allocation Fund (the predecessor fund) converted to a master/feeder structure and transferred all of its assets to Total Return Portfolio. The performance information in the total return table, other than the 1 year average annual total return, represents performance of the predecessor fund prior to March 20, 1995 and of Class A shares of the predecessor fund from March 20, 1995 throughMay 13, 1996, adjusted to reflect the absence of sales charges on shares of the Fund. The historical performance has not been adjusted for any difference between the estimated aggregate fees and expenses of the Fund and historical fees and expenses of the predecessor fund.


S&P 500, an unmanaged list of common stocks, is frequently used as a general measure of market performance. However, the S&P 500 companies are generally larger than those in which the Portfolio invests.


Lipper Flexible Portfolio Fund Index, an unmanaged index published by Lipper Analytical Services, Inc., includes 30 funds that are generally similar to the Fund, although some funds in the index may have somewhat different investment policies or objectives.

The financial statements contained in Post-Effective Amendment #2 to Registration statement No. 33-63907 filed on or about Nov. 26, 1997, are incorporated herein by reference


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               American Express Service Corporation, Distributor

Printed on recycled paper with a minimum of 10% post-consumer waste

S-6136 C (11/97)